Obligations Under Guarantees and Other Off-balance Sheet Instruments (Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2021	Mar. 31, 2021
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	¥ 58,465	¥ 56,443
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	4,245	4,055
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	3,350	3,193
Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	7,595	7,248
Normal | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	4,104	3,929
Normal | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	3,258	3,092
Normal | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	7,362	7,021
Close Watch | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	112	108
Close Watch | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	60	70
Close Watch | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	172	178
Likely to become Bankrupt or Legally/Virtually Bankrupt | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	25	15
Likely to become Bankrupt or Legally/Virtually Bankrupt | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	3	3
Likely to become Bankrupt or Legally/Virtually Bankrupt | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	28	18
Not rated | Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	4	3
Not rated | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	29	28
Not rated | Standby letters of credit, financial and performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Amount by borrower grade	¥ 33	¥ 31